Finance Lease Receivables, Net - Summary of Finance Lease Receivables (Detail)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Capital Leases, Net Investment in Direct Financing Leases [Abstract]
Finance lease receivables	¥ 3,848,670,074	$ 589,834,494	¥ 3,484,919,078
Add: unamortized initial direct costs	390,796	59,893	420,074
Less: unearned income	(335,437,061)	(51,407,979)	(356,209,820)
Less: allowance for finance lease receivables—collective	(23,726,420)	(3,636,233)	(19,088,837)
Total finance lease receivables, net	3,489,897,389	534,850,175	3,110,040,495
Finance lease receivables—current	2,035,397,525	311,938,318	1,661,082,122
Finance lease receivables—non-current	¥ 1,454,499,864	$ 222,911,857	¥ 1,448,958,373